Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

Related parties

The Company’s related parties with which the Group had transactions include its affiliates, any director or executive officers of the Company and their immediate family members, as well as any shareholders owning more than 5% of the Company’s ordinary shares.

The table below sets forth the related parties and their relationships with the Group who had transaction with the Group for the years ended December 31, 2021, 2022 and 2023:

Name	Relationship
Mr. Weidong Gu	Founder and chairmen of the board of directors
Mr. Zhisheng Cheng	Vice president
Mr. Xingzhi Huang	Shareholder of the Company
Xinyu High-Tech Investment Co., Ltd.	Shareholder of the Company

Amounts due to Related parties

The amounts due to a related party are as follows：

	As of December 31,
	2022	2023
Rental income received in advance:
Xinyu High-Tech Investment Co., Ltd	$—	$260

Related party transactions

The transactions of related parties are as follows:

	For the years ended December 31,
	2021	2022	2023
Guarantee provided for bank short-term borrowings:
Mr. Weidong Gu – Bank of China	$15,670	$14,390	$14,124
Mr. Weidong Gu – Xinyu Rural Commercial Bank	—	4,317	4,237
Mr. Weidong Gu – Agricultural Bank of China	4,701	4,317	—
Mr. Zhisheng Cheng – Bank of China	15,670	14,390	14,124
Mr. Xingzhi Huang – Bank of China	15,670	14,390	14,124
Mr. Xingzhi Huang – Agricultural Bank of China	4,701	4,317	—
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch	7,208	6,619	6,497

Rental income:
Xinyu High-Tech Investment Co., Ltd.	$—	$—	$69

Mr. Weidong Gu, Mr. Zhisheng Cheng and Mr. Xingzhi Huang also provided guarantees with their personal property for notes payable credited by Xinyu Rural Commercial Bank Gaoxin Branch, Agricultural Bank of China Xinyu Branch and Bank of China Xinyu Branch.